Noncontrolling Interests [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	Six months ended September 30,
	2017	2018
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥790,704	¥553,251
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)	(34,751)	—
Other	54	36

Net transfers from (to) the noncontrolling interest shareholders	(34,697)	36

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥756,007	¥553,287